Amounts Receivable	6 Months Ended
Jun. 30, 2023
Amounts Receivable
Amounts Receivable

3. Amounts Receivable

	June 30, 2023	December 31, 2022
Accounts receivable	$2,466,865	$4,207,739
GST receivable	67,912	71,284
Interest receivable	41,779	52,538
Due from related parties	3,999	3,913
Cash call receivable from JV partner	4,672,404	-
Other	2,376	2,351
	7,255,335	4,337,825

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)